Share capital and reserves - Diluted Weighted Average Number of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Diluted Weighted Average Number of Shares Outstanding
Basic weighted average shares outstanding	1,981,734	1,479,914	1,094,182
Diluted weighted average shares outstanding	1,981,734	1,479,914	1,094,182